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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen High Income Trust II
Semiannual Report to Shareholders ■ August 31, 2012
NYSE: VLT

2	Trust Performance
2	Trust Updates
2	Portfolio Management Update
3	Dividend Reinvestment Plan
4	Schedule of Investments
14	Financial Statements
17	Notes to Financial Statements
23	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	6.67%

Trust at Market Value	5.54

Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼	4.80

Market Price Premium to NAV as of 8/31/12	2.03

Source(s): ▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
   Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
   The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Merger, Redomestication and Upcoming Name Change
At a shareholder meeting held on August 14, 2012, shareholders of the Trust approved the merger of Invesco High Yield Investments Fund, Inc. (the “Target Fund”) into the Trust. Shareholders also approved the redomestication of the Trust to a Delaware statutory trust. The redomestication and merger were completed on August 27, 2012, and common shares of the Target Fund were converted into newly issued common shares of the Trust.
   In addition, the Trust will change its name to “Invesco High Income Trust II” effective December 3, 2012.
Portfolio Management Update
The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen High Income Trust II.
   Darren Hughes, Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen High Income Trust II. He has been associated with Invesco or its investment advisory affiliates since 1992 and began managing the Trust in 2010. Mr. Hughes earned a BBA in finance and economics from Baylor University.
   Scott Roberts, Chartered Financial Analyst, portfolio manager, is manager of Invesco Van Kampen High Income Trust II. He has been associated with Invesco or its investment advisory affiliates since 2000 and began managing the Trust in 2010. Mr. Roberts earned a BBA in finance from the University of Houston.

NYSE Symbol	VLT
2	Invesco Van Kampen High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs Transaction costs are low because the new shares are bought in blocks and the per share fee is shared among all participants.
■	Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Van Kampen Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any per share or service fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Van Kampen Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen High Income Trust II

Schedule of Investments(a)

August 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–121.59%
Advertising–0.05%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$65,000	$67,925

Aerospace & Defense–1.34%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	190,000	199,500

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	605,000	684,406

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	230,000	247,825

7.13%, 03/15/21	340,000	369,750

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	295,000	322,656

		1,824,137

Airlines–4.45%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 03/15/11-11/29/11; Cost $818,692)(b)(c)	930,000	918,375

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	559,217	567,605

Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	964,060	988,162

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	187,676	205,915

Delta Air Lines Pass Through Trust,
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	175,000	178,500

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	215,000	220,644

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	240,000	261,000

Sr. Sec. Notes, 9.50%, 09/15/14(b)	872,000	921,050

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	185,731	195,830

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	469,911	512,203

United Air Lines Inc., Series 2013, Sec. Gtd. Notes, 12.00%, 11/01/13(b)	450,000	468,000

US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	413,178	379,091

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	75,000	79,922

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	75,000	77,250

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	90,000	92,025

		6,065,572

Alternative Carriers–1.52%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	530,000	561,137

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	520,000	583,700

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	130,000	130,650

Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	305,000	321,775

8.63%, 07/15/20	165,000	177,788

9.38%, 04/01/19	265,000	291,500

		2,066,550

Aluminum–0.97%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	1,310,000	1,317,369

Apparel Retail–1.86%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	590,000	640,150

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	675,000	731,109

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	610,000	643,550

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	245,000	259,088

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	230,000	259,325

		2,533,222

Apparel, Accessories & Luxury Goods–3.31%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	695,000	755,812

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	1,055,000	1,049,725

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	1,690,000	1,804,075

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	945,000	904,247

		4,513,859

Asset Management & Custody Banks–0.20%
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	270,000	267,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Auto Parts & Equipment–0.73%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$710,000	$754,375

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	225,000	245,531

		999,906

Automobile Manufacturers–1.28%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	800,000	850,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	670,000	825,775

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	70,000	70,700

		1,746,475

Biotechnology–0.26%
Grifols Inc. (Spain), Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	150,000	165,750

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	170,000	182,325

		348,075

Broadcasting–0.72%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	325,000	351,813

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	645,000	630,487

		982,300

Building Products–5.38%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	435,000	393,675

Associated Materials LLC/AMH New Finance Inc., Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	535,000	518,950

Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	415,000	455,462

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	1,195,000	1,295,081

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	720,000	740,250

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	185,000	199,569

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	1,045,000	1,118,150

10.00%, 12/01/18	315,000	348,075

Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	370,000	379,250

Sr. Unsec. Gtd. Sub. Global Notes,
13.13%, 07/15/14	295,000	307,538

USG Corp., Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	555,000	599,400

8.38%, 10/15/18(b)	60,000	65,400

Sr. Unsec. Notes, 9.75%, 01/15/18	840,000	903,000

		7,323,800

Cable & Satellite–3.87%
DISH DBS Corp., Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	685,000	696,987

5.88%, 07/15/22(b)	135,000	136,856

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	360,000	388,800

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	150,000	166,125

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	2,090,000	2,262,425

7.50%, 04/01/21	265,000	288,187

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	75,000	81,188

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	365,000

Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	815,000	885,922

		5,271,490

Casinos & Gaming–8.26%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	590,000	635,725

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	550,000	386,375

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	503,000	418,747

Caesars Operating Escrow LLC/Caesars Escrow Corp, Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	370,000	370,000

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	75,000	77,250

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	618,798	660,567

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	820,000	875,350

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	65,000	69,388

Codere Finance Luxembourg SA (Luxembourg), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	80,000	63,600

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	380,000	386,650

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,740,000	1,824,825

Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	1,025,000	1,042,937

8.63%, 02/01/19(b)	110,000	117,425

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	750,000	832,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Casinos & Gaming–(continued)

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	$525,000	$543,375

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(d)	795,000	767,175

Sr. Sec. Notes, 9.13%, 02/01/15(b)	748,000	749,870

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes,
7.75%, 08/15/20	910,000	1,023,750

Sr. Sec. Gtd. First Mortgage Notes,
5.38%, 03/15/22(b)	400,000	408,000

		11,253,509

Coal & Consumable Fuels–0.55%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	185,000	199,800

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	390,000	398,287

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Global Notes, 10.75%, 02/01/18	155,000	144,538

		742,625

Communications Equipment–0.97%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	780,000	715,650

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	265,000	229,225

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	365,000	382,338

		1,327,213

Computer & Electronics Retail–0.41%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	520,000	564,200

Computer Storage & Peripherals–0.63%
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	180,000	193,050

7.75%, 12/15/18	610,000	669,475

		862,525

Construction & Engineering–2.11%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	805,000	879,463

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	530,000	552,525

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	1,425,000	1,435,687

		2,867,675

Construction & Farm Machinery & Heavy Trucks–2.93%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	525,000	617,531

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	585,000	595,969

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	295,000	328,187

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	1,052,000	1,005,975

Sr. Unsec. Sub. Notes, 3.00%, 10/15/14	1,000,000	900,000

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	515,000	541,394

		3,989,056

Construction Materials–1.50%
Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	1,010,000	1,034,522

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	945,000	1,012,331

		2,046,853

Consumer Finance–3.28%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 06/26/15	1,355,000	1,392,262

7.50%, 09/15/20	1,080,000	1,240,650

8.00%, 03/15/20	810,000	951,750

National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	790,000	884,800

		4,469,462

Data Processing & Outsourced Services–1.53%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	1,145,000	1,228,012

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	445,000	460,575

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	220,000	235,400

7.63%, 11/15/20	145,000	156,238

		2,080,225

Department Stores–0.43%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	640,000	582,400

Distillers & Vintners–0.91%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes,
9.13%, 12/01/16(b)	475,000	296,875

9.13%, 12/01/16(b)	200,000	127,000

Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	655,000	757,344

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	55,000	62,150

		1,243,369

Diversified Banks–0.17%
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(e)	300,000	235,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Diversified Metals & Mining–1.44%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	$550,000	$529,643

7.00%, 11/01/15(b)	260,000	257,400

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	550,000	509,754

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	515,000	361,239

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	303,873

		1,961,909

Electrical Components & Equipment–0.44%
Belden Inc., Sr. Sub. Gtd. Notes, 5.50%, 09/01/22(b)	175,000	175,875

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	390,000	421,688

		597,563

Electronic Manufacturing Services–0.55%
Jabil Circuit Inc., Sr. Unsec. Global Notes, 4.70%, 09/15/22	120,000	121,500

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	625,000	631,250

		752,750

Environmental & Facilities Services–0.17%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	255,000	225,675

Forest Products–0.28%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	530,000	369,675

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17 (Acquired 10/14/10; Cost $60,000)(b)(c)	60,000	8,100

		377,775

Gas Utilities–1.13%
AmeriGas Finance LLC/ Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	155,000	166,625

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	587,000	582,598

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes,
7.38%, 03/15/20	420,000	451,500

7.38%, 08/01/21(b)	324,000	344,250

		1,544,973

Health Care Equipment–0.32%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes,
7.75%, 04/15/18	75,000	69,375

10.88%, 11/15/14	175,000	182,656

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	215,000	185,975

		438,006

Health Care Facilities–3.59%
CHS/Community Health systems, Sr. Sec. Gtd. Global Notes, 5.13%, 08/15/18	70,000	72,625

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	330,000	352,275

7.88%, 02/15/20	1,376,000	1,544,560

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	590,000	644,575

7.75%, 09/15/22	190,000	208,050

8.13%, 02/15/20	145,000	160,406

Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	500,000	485,000

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(d)	475,000	475,297

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	170,000	181,475

9.25%, 02/01/15	690,000	769,350

		4,893,613

Health Care Services–0.27%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	360,000	369,900

Health Care Technology–0.57%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	710,000	772,125

Homebuilding–2.67%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	515,000	515,644

8.13%, 06/15/16	450,000	466,875

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	910,000	957,775

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	580,000	632,925

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	195,000	207,675

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	220,000	233,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Homebuilding–(continued)

Taylor Morrison Communities Inc./Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	$393,000	$420,510

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	185,000	202,575

		3,637,179

Hotels, Resorts & Cruise Lines–0.13%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	50,000	53,813

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	105,000	117,337

		171,150

Household Products–0.69%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	485,000	511,069

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 7.13%, 04/15/19	400,000	433,000

		944,069

Housewares & Specialties–0.26%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	325,000	357,500

Independent Power Producers & Energy Traders–3.06%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	1,110,000	1,259,850

8.00%, 10/15/17	790,000	928,250

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	570,000	612,750

7.50%, 02/15/21(b)	590,000	657,850

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	465,000	498,712

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	199,586	206,122

		4,163,534

Industrial Machinery–1.01%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	205,000	212,175

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	345,000	366,562

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	55,000	58,438

Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	70,000	72,275

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	595,000	666,400

		1,375,850

Industrial REIT’s–0.69%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	850,000	941,375

Internet Software & Services–0.50%
Equinix Inc., Sr. Unsec. Notes,
7.00%, 07/15/21	445,000	501,738

8.13%, 03/01/18	160,000	178,400

		680,138

Investment Banking & Brokerage–0.58%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	580,000	595,959

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	190,000	198,550

		794,509

Leisure Facilities–0.11%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	145,000	153,338

Leisure Products–0.57%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	760,000	769,500

Life Sciences Tools & Services–0.26%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	360,000	355,050

Marine–0.21%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Global Notes, 8.63%, 11/01/17	75,000	71,625

Stena AB (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	220,000	216,975

		288,600

Movies & Entertainment–1.50%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	995,000	1,090,769

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	850,000	952,000

		2,042,769

Multi-Line Insurance–2.77%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	200,000	240,000

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	290,000	294,531

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	570,000	646,950

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,234,000	1,320,380

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	940,000	1,277,346

		3,779,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Office Services & Supplies–0.24%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	$215,000	$208,281

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	115,000	123,050

		331,331

Oil & Gas Drilling–0.05%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	63,000	67,568

Oil & Gas Equipment & Services–1.35%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	685,000	709,831

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	800,000	824,000

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	290,000	308,760

		1,842,591

Oil & Gas Exploration & Production–9.08%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	195,000	209,381

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	620,000	678,900

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	145,000	154,063

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	665,000	693,262

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	475,000	475,594

6.63%, 08/15/20	410,000	422,813

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	270,000	288,225

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	170,000	191,038

7.38%, 10/01/20	295,000	332,244

8.25%, 10/01/19	265,000	299,781

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	940,000	853,050

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	400,000	391,000

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	75,000	81,000

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	1,160,000	1,217,275

Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	120,000	130,425

Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	445,000	472,812

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	300,000	308,250

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	400,000	345,108

8.50%, 06/01/18(b)	465,000	414,556

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes,
6.13%, 06/15/19	455,000	481,162

7.63%, 06/01/18	500,000	537,500

8.63%, 10/15/19	100,000	113,750

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	390,000	401,700

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	100,000	104,625

5.75%, 06/01/21	655,000	700,850

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	415,000	427,450

SM Energy Co., Sr. Unsec. Global Notes,
6.50%, 11/15/21	110,000	115,500

6.63%, 02/15/19	430,000	451,500

Sr. Unsec. Notes, 6.50%, 01/01/23(b)	160,000	168,000

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	485,000	521,981

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	355,000	378,075

		12,360,870

Oil & Gas Refining & Marketing–1.06%
Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	210,000	206,850

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	1,150,000	1,233,375

		1,440,225

Oil & Gas Storage & Transportation–4.45%
Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	495,000	508,612

6.13%, 07/15/22	55,000	57,475

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	425,000	457,938

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	1,160,000	1,218,000

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	225,000	220,500

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	630,000	730,012

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	305,000	324,825

6.50%, 08/15/21	390,000	422,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	$320,000	$200,800

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	420,000	454,125

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	860,000	928,800

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	145,000	152,250

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	385,725

		6,061,237

Packaged Foods & Meats–1.00%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	370,000	370,000

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	590,000	622,450

Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	420,000	367,500

		1,359,950

Paper Packaging–0.34%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	438,000	458,805

Paper Products–2.34%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	1,325,000	1,327,484

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	440,000	482,900

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	465,000	495,225

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	460,000	313,950

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	555,000	566,100

		3,185,659

Personal Products–0.55%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	660,000	744,150

Pharmaceuticals–1.05%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	300,000	327,750

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	95,000	103,313

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	930,000	999,750

		1,430,813

Property & Casualty Insurance–0.31%
XL Group PLC (Ireland), Series E, Jr. Sub. Global Notes, 6.50%(e)	460,000	421,498

Real Estate Services–0.36%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	445,000	488,388

Regional Banks–4.63%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	155,000	154,225

CIT Group Inc., Sr. Sec. Gtd. Notes, 7.00%, 05/02/17(b)	222,668	222,668

Sr. Unsec. Global Notes, 4.25%, 08/15/17	225,000	228,938

5.00%, 08/15/22	215,000	216,613

5.25%, 03/15/18	1,063,000	1,116,150

Sr. Unsec. Notes, 5.00%, 05/15/17	130,000	136,500

5.50%, 02/15/19(b)	415,000	435,750

Series C, Sr. Unsec. Notes, 5.25%, 04/01/14(b)	90,000	93,994

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	1,520,000	1,622,600

Unsec. Sub. Notes, 7.38%, 12/10/37	900,000	920,250

Susquehanna Bancshare Inc., Sr. Unsec. Global Notes, 5.38%, 08/15/22	70,000	72,331

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	335,000	373,525

Unsec. Sub. Global Notes, 5.13%, 06/15/17	730,000	709,012

		6,302,556

Research & Consulting Services–0.45%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	580,000	611,900

Semiconductor Equipment–1.44%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	625,000	632,812

7.38%, 05/01/18	475,000	495,188

Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	790,000	838,387

		1,966,387

Semiconductors–1.06%
Advanced Micro Devices, Sr. Unsec. Notes, 7.50%, 08/15/22(b)	70,000	69,300

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	788,000	854,980

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	460,000	453,100

10.75%, 08/01/20	64,000	68,960

		1,446,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen High Income Trust II

	Principal
	Amount	Value

Specialized Finance–5.03%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	$300,000	$300,375

Aircastle Ltd., Sr. Unsec. Global Notes, 6.75%, 04/15/17	985,000	1,061,337

7.63%, 04/15/20	140,000	156,100

International Lease Finance Corp., Sr. Sec. Notes,
6.75%, 09/01/16(b)	235,000	257,766

7.13%, 09/01/18(b)	360,000	409,387

Sr. Unsec. Global Notes, 8.63%, 09/15/15	35,000	39,253

5.75%, 05/15/16	120,000	125,280

6.25%, 05/15/19	190,000	198,966

8.75%, 03/15/17	2,207,000	2,558,741

Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	288,028

Series C, Sr. Unsec. Medium-Term Notes, 5.63%, 09/20/13	1,400,000	1,452,500

		6,847,733

Specialized REIT’s–1.16%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	450,000	500,625

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	350,000	377,125

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	300,000	327,750

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	330,000	368,362

		1,573,862

Specialty Chemicals–1.04%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	600,000	567,750

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	770,000	843,150

		1,410,900

Specialty Stores–0.46%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	585,000	625,950

Steel–0.27%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.50%, 02/25/22	190,000	185,696

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	175,000	178,937

		364,633

Systems Software–0.31%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $727,000)(b)	715,000	421,850

Technology Distributors–0.07%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	90,000	94,500

Tires & Rubber–0.42%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	515,000	568,431

Trading Companies & Distributors–3.66%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes,
2.93%, 05/15/14(d)	685,000	682,431

Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	880,000	959,200

9.75%, 03/15/20	160,000	180,800

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	130,000	141,700

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	470,000	495,850

7.38%, 01/15/21	720,000	786,600

7.50%, 10/15/18	560,000	607,600

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	778,000	833,432

UR Merger Sub Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	55,000	58,438

Sr. Unsec. Global Notes, 8.25%, 02/01/21	220,000	242,000

		4,988,051

Wireless Telecommunication Services–6.02%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	310,000	308,450

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,205,000	1,177,887

Digicel Group Ltd. (Ireland), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	300,000	307,125

Digicel Ltd. (Ireland), Sr. Unsec. Notes, 8.25%, 09/01/17(b)	725,000	773,937

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	715,000	750,750

7.88%, 09/01/18	515,000	552,659

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	460,000	418,600

6.90%, 05/01/19	480,000	492,000

Sprint Nextel Corp., Sr. Unsec. Global Notes,
7.00%, 08/15/20	130,000	133,738

11.50%, 11/15/21	165,000	206,663

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	445,000	488,388

9.00%, 11/15/18(b)	430,000	509,012

Sr. Unsec. Notes, 8.38%, 08/15/17	30,000	33,150

VimpelCom (Russia), Unsec. Loan Participation Notes,
6.49%, 02/02/16(b)	400,000	416,500

7.75%, 02/02/21(b)	400,000	408,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen High Income Trust II

	Principal
	Amount		Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		$800,000	$738,000

11.75%, 07/15/17(b)		520,000	478,400

			8,194,099

Total U.S. Dollar Denominated Bonds and Notes (Cost $159,161,921)			165,591,601

Non-U.S. Dollar Denominated Bonds & Notes–5.98%(f)
Canada–0.39%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	500,000	532,508

Czech Republic–0.45%
Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	245,000	325,161

CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	210,000	285,975

			611,136

Italy–0.14%
Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	175,000	194,833

Luxembourg–1.21%
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	420,000	449,106

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	450,000	481,185

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	540,000	716,683

			1,646,974

Poland–0.88%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	230,000	183,731

Eileme 2 AB, Sr. Sec. Gtd. Notes, 11.75%, 01/31/20(b)	EUR	390,000	534,776

Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)	EUR	60,000	78,877

TVN Finance Corp II AB, Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	295,000	395,232

			1,192,616

Spain–0.81%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	275,000	305,301

REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	475,000	527,338

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	235,000	268,284

			1,100,923

Switzerland–0.16%
Schmolz + Bickenbach Luxembourg S.A., Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	210,000	215,967

United Kingdom–1.44%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	460,000	614,848

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	375,000	422,216

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	158,770

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	575,000	763,134

			1,958,968

United States–0.50%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	379,287

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	235,000	307,455

			686,742

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,833,109)			8,140,667

	Shares
Preferred Stocks–3.50%
Automobile Manufacturers–0.17%
General Motors Co., Series B, $2.38 Conv. Pfd.		6,330	225,981

Consumer Finance–0.61%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)		910	828,697

Diversified Banks–0.15%
Royal Bank of Scotland PLC (The), Series T, (United Kingdom) 7.25% Jr. Sub. Pfd.		9,195	209,554

Industrial REIT’s–0.12%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		6,210	167,670

Multi-Line Insurance–0.72%
Hartford Financial Services Group Inc., 7.88% Jr. Sub. Pfd.		34,920	982,998

Regional Banks–1.64%
BB&T Corp., Series E, 5.63% Pfd.		18,885	483,834

Zions Bancorp, Series C, 9.50% Pfd.		66,640	1,754,631

			2,238,465

Tires & Rubber–0.09%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		2,715	122,501

Total Preferred Stocks (Cost $4,448,549)			4,775,866

Common Stocks & Other Equity Interests–0.21%
Apparel, Accessories & Luxury Goods–0.00%
Hosiery Corp. of America, Inc., Class A(g)		1,000	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen High Income Trust II

	Shares	Value

Automobile Manufacturers–0.21%
General Motors Co.(g)(h)	6,663	$142,255

General Motors Co.,Wts. expiring 07/10/16(g)(h)	6,057	75,833

General Motors Co.,Wts. expiring 07/10/19(g)(h)	6,057	45,791

Motors Liquidation Co. GUC Trust(g)	1,673	23,991

		287,870

Total Common Stocks & Other Equity Interests (Cost $558,530)		287,870

Money Market Funds–2.78%
Liquid Assets Portfolio–Institutional Class(i)	1,891,878	1,891,878

Premier Portfolio–Institutional Class(i)	1,891,879	1,891,879

Total Money Market Funds (Cost $3,783,757)		3,783,757

TOTAL INVESTMENTS–134.06% (Cost $176,785,866)		182,579,761

OTHER ASSETS LESS LIABILITIES–3.05%		4,158,901

BORROWINGS–(37.11%)		(50,550,000)

NET ASSETS–100.00%		$136,188,662

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $51,297,218, which represented 37.67% of the Trust’s Net Assets.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $1,240,425, which represented 0.91% of the Trust’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Perpetual bond with no specified maturity date.
(f)	Foreign denominated security. Principal amount is denominated in currency indicated.
(g)	Non-income producing security.
(h)	Acquired as part of the General Motors reorganization.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition*

By credit quality, based on Total Investments
as of August 31, 2012

A	0.7%

BBB	6.2

BB	36.5

B	41.6

CCC	8.3

CC	0.2

Non-Rated	4.4

Other	2.1

*	Source: Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen High Income Trust II

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $173,002,109)	$178,796,004

Investments in affiliated money market funds, at value and cost	3,783,757

Total investments, at value (Cost $176,785,866)	182,579,761

Cash	14,198

Receivable for:
Investments sold	975,974

Dividends and interest	3,628,134

Fund expenses absorbed	109,470

Investment for trustee deferred compensation and retirement plans	6,675

Other assets	4,708

Total assets	187,318,920

Liabilities:
Payable for:
Investments purchased	223,831

Amount due custodian — foreign (Cost $11,333)	11,560

Dividends	25,590

Foreign currency contracts outstanding	92,065

Loan outstanding	50,550,000

Accrued fees to affiliates	16

Accrued other operating expenses	213,289

Trustee deferred compensation and retirement plans	10,061

Accrued interest expense and line of credit fees	3,846

Total liabilities	51,130,258

Net assets applicable to shares outstanding	$136,188,662

Net assets consist of:
Shares of beneficial interest	$161,826,733

Undistributed net investment income (loss)	(134,077)

Undistributed net realized gain (loss)	(31,209,033)

Unrealized appreciation	5,705,039

$136,188,662

Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	8,118,429

Net asset value per share	$16.78

Market value per share	$17.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen High Income Trust II

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$3,126,932

Dividends	86,799

Dividends from affiliated money market funds	1,182

Total investment income	3,214,913

Expenses:
Advisory fees	308,728

Administrative services fees	25,205

Custodian fees	7,299

Interest, facilities and maintenance fees	167,261

Transfer agent fees	14,140

Trustees’ and officers’ fees and benefits	6,901

Professional services fees	169,981

Other	49,452

Total expenses	748,967

Less: Fees waived	(128,335)

Net expenses	620,632

Net investment income	2,594,281

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	577,536

Foreign currencies	(8,805)

Foreign currency contracts	302,250

870,981

Change in net unrealized appreciation (depreciation) of:
Investment securities	998,624

Foreign currencies	(1,225)

Foreign currency contracts	(9)

997,390

Net realized and unrealized gain	1,868,371

Net increase in net assets resulting from operations	$4,462,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$2,594,281	$5,167,761

Net realized gain	870,981	2,278,164

Change in net unrealized appreciation (depreciation)	997,390	(3,153,749)

Net increase in net assets resulting from operations	4,462,652	4,292,176

Distributions to common shareholders from net investment income	(2,624,104)	(5,248,209)

Share transactions–net:
Increase from transactions in common shares of beneficial interest	72,595,015	—

Net increase (decrease) in net assets	74,433,563	(956,033)

Net assets applicable to common shares:
Beginning of period	61,755,099	62,711,132

End of period (includes undistributed net investment income of $(134,077) and $(104,254), respectively)	$136,188,662	$61,755,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$4,462,652

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(20,285,522)

Proceeds from sales of investments	26,253,691

Amortization of premium	98,109

Accretion of discount	(87,086)

Net change in foreign currency contracts	28,498

Increase in interest receivables and other assets	(1,873,451)

Increase in accrued expenses and other payables	51,135

Increase in accrued interest expense and line of credit fees payable	17,874

Net realized gain from investment securities	(577,536)

Net change in unrealized appreciation on investment securities	(998,624)

Net cash provided by operating activities	7,089,740

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(2,622,593)

Net proceeds from loans outstanding	(850,000)

Decrease in payable for amount due custodian	(8,602)

Net cash provided by (used in) financing activities	(3,481,195)

Net increase in cash and cash equivalents	3,608,545

Cash at beginning of period	189,410

Cash at end of period	$3,797,955

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$149,387

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen High Income Trust II (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Prior to August 27, 2012, the Trust was organized as a Massachusetts business trust.
  The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital through investment in a professionally managed diversified portfolio of income producing, fixed income securities.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

17        Invesco Van Kampen High Income Trust II

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to

18        Invesco Van Kampen High Income Trust II

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Trust may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Trust may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Trust may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of generally accepted accounting principles).
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective August 27, 2012, the Adviser has contractually agreed, through at least August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.10%. Prior to August 27, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 2.02%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue

19        Invesco Van Kampen High Income Trust II

the fee waiver agreement, it will terminate on August 31, 2014. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $128,335.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,994,805	$852,688	$0	$8,847,493

Corporate Debt Securities	—	165,591,601	—	165,591,601

Foreign Debt Securities	—	8,140,667	—	8,140,667

	7,994,805	174,584,956	—	182,579,761

Foreign Currency Contracts*	—	(92,065)	—	(92,065)

Total Investments	$7,994,805	$174,492,891	$0	$182,487,696

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Trust’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts	$—	$(92,065)

20        Invesco Van Kampen High Income Trust II

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$302,250

Change in Unrealized Appreciation (Depreciation)
Currency risk	(9)

Total	$302,241

*	The average notional value of foreign currency contracts outstanding during the period was $5,505,263, respectively.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/12	RBC Capital Markets Corp.	EUR	5,978,000	USD	7,434,741	$7,526,806	$(92,065)

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2012, the Trust paid legal fees of $50,608 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is of counsel with the firm.

NOTE 6—Cash Balances and Borrowings

Effective August 27, 2012, the Trust entered into a $65 million Credit Agreement which will expire on August 26, 2013. This Credit Agreement is secured by the assets on the Trust. Prior to August 27, 2012, the Trust had entered into a $30 million Credit Agreement to redeem and retire its preferred shares.
  During the six months ended August 31, 2012, the average daily balance of borrowing under the Credit Agreement was $23,761,613 with a weighted interest rate of 1.02%. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
  Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

21        Invesco Van Kampen High Income Trust II

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2014	$3,618,763	$—	$3,618,763

February 28, 2015	47,559	—	47,559

February 29, 2016	9,476,998	—	9,476,998

February 28, 2017	18,999,477	—	18,999,477

	$32,142,797	$—	$32,142,797

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $21,065,921 and $23,071,520, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,928,963

Aggregate unrealized (depreciation) of investment securities	(3,338,182)

Net unrealized appreciation of investment securities	$5,590,781

Cost of investments for tax purposes is $176,988,980.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31,	February 29,
	2012	2012

Beginning shares	3,770,265	3,770,265

Shares issued in connection with acquisitions(a)	4,348,164	—

Ending shares	8,118,429	3,770,265

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

(a)	As of the opening of business on August 24, 2012, the Trust acquired all the net assets of Invesco High Yield Investments (the “Target Trust”) pursuant to a plan of reorganization approved by the Trustees of the Trust on November 28, 2011 and by the shareholders of the Target Trust on August 14, 2012. The acquisition was accomplished by a tax-free exchange of 4,348,164 shares of the Trust for 11,653,080 shares outstanding of the Target Trust as of the close of business on August 24, 2012. Each class of the Target Trust was exchanged for the like class of shares of the Trust, based on the relative net asset value of the Target Trust to the net asset value of the Trust at the close of business on August 24, 2012. The Target Trust’s net assets as of the close of business on August 24, 2012 of $72,853,390, including $2,654,597 of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the acquisition were $63,153,220, and $136,006,610 immediately after the acquisition.

The pro forma results of operations for the six months ended August 31, 2012 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$5,705,331

Net realized/unrealized gains	3,176,897

Change in net assets resulting from operations	$8,882,228

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trust that have been included in the Trust’s Statement of Operations since August 24, 2012.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.116	September 18, 2012	September 28, 2012

October 1, 2012	$0.116	October 12, 2012	October 31, 2012

22        Invesco Van Kampen High Income Trust II

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Two months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009	2008	2007

Net asset value, beginning of period	$16.38		$16.63	$16.16		$15.38	$10.45	$20.40	$21.45

Net investment income(a)	0.67		1.37	0.24		1.61	1.83	2.45	2.55

Net gains (losses) on securities (both realized and unrealized)	0.43		(0.23)	0.46		0.73	4.93	(9.90)	(1.00)

Distributions paid to preferred shareholders from net investment income	—		—	—		(0.01)	(0.42)	(1.00)	(0.95)

Total from investment operations	1.10		1.14	0.70		2.33	6.34	(8.45)	0.60

Less dividends paid to common shareholders from net investment income	(0.70)		(1.39)	(0.23)		(1.55)	(1.41)	(1.50)	(1.65)

Net asset value, end of period	$16.78		$16.38	$16.63		$16.16	$15.38	$10.45	$20.40

Market value, end of period	$17.12		$16.89	$16.52		$16.02	$14.48	$8.90	$18.15

Total return at net asset value(b)	6.67%		7.26%	4.37%		15.55%	—	—	—

Total return at market value(c)	5.54%		11.33%	4.59%		21.67%	83.40%	(45.03)%	(1.71)%

Net assets end of period (000’s omitted)	$136,189		$61,755	$62,711		$60,916	$57,997	$39,414	$76,998

Portfolio turnover rate(d)	26%		60%	18%		135%	58%	46%	37%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	1.93	%(f)	2.38%	2.44	%(g)	2.57%	2.31%	1.94%	1.84%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(h)	1.41	%(f)	1.95%	1.71	%(g)	1.74%

Without fee waivers and/or expense reimbursements(e)	2.33	%(f)	2.38%	2.44	%(g)	2.61%	2.40%	2.04%	1.93%

Ratio of net investment income before preferred share dividends	8.08	%(f)	8.69%	8.93	%(g)	10.34%	14.13%	14.65%	12.06%

Preferred share dividends	—		—	—		(0.03)%	—	—	—

Ratio of net investment income after preferred share dividends	8.08	%(f)	8.69%	8.93	%(g)	10.31%	10.90%	8.56%	7.61%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A		N/A	4,400 (i)	32,400 (i)	65,400 (i)

Asset coverage per $1,000 unit of senior indebtedness(j)	$3,694		$3,628	$3,412

Asset coverage per preferred share(k)	N/A		N/A	N/A		N/A	$354,600	$55,444	$54,487

Liquidating preference per preferred share	N/A		N/A	N/A		N/A	$25,000	$25,000	$25,000

Total borrowings (000’s omitted)	$50,550		$23,500	$26,000		$26,000	$28,000	N/A	N/A

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2012, the portfolio turnover calculation excludes the value of securities purchases of $94,353,288 and sold of $718,267 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco High Yield Investments Fund into the Trust.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $63,719.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	Total shares outstanding for the years ended December 31, 2009, 2008 and 2007 were 176, 1,296 and 2,616, respectively.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares and the borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
N/A=Not applicable

23        Invesco Van Kampen High Income Trust II

NOTE 12—Subsequent Event

Effective December 3, 2012, the Trust will change its name to Invesco High Income Trust II.

NOTE 13—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed on behalf of Invesco Van Kampen Advantage Municipal Income Trust II; Invesco Van Kampen Municipal Opportunity Trust; Invesco Van Kampen Municipal Trust; Invesco Van Kampen High Income Trust II; Invesco Van Kampen Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”). The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was at a discount from market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemption of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and was improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters with the assistance of independent counsel. After reviewing the findings of the SLC’s and a vote by Independent Trustees, the Board announced on June 24, 2011, that it had adopted the SLC’s recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Trust has accrued $30,500 in expenses relating to these matters during the six months ended August 31, 2012.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

24        Invesco Van Kampen High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen High Income Trust II (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds. The Board also considered materials it had received in approving the proposed reorganization of a closed-end fund advised by Invesco Advisers into the Fund.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods and the fifth quintile for the two and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the five year period and below the performance of the index for the one, two, three and ten year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is

25        Invesco Van Kampen High Income Trust II

as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses. The Board also considered that in the event the proposed reorganization is consummated, Invesco Advisers has contractually agreed, for at least two years from the closing date of the reorganization, to waive advisory fees and/or reimburse expenses in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets of the Fund.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Van Kampen High Income Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen High Income Trust II (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect two Class II Trustees to its Board of Trustees, by the holders of Common Shares, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	Wayne W. Whalen	3,139,143	191,905
	Linda Hutton Heagy	3,134,951	196,097

The Meeting was adjourned until August 14, 2012, with respect to the following proposals:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust.

(2)	Approval of an Agreement and Plan of Merger that provides for Invesco High Yield Investments Fund, Inc. to merge with and into the Fund.

The results of the voting on the above matters were as follows:

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstain	Non-Votes

(1)	Approval of an Agreement and Plan of Redomestification that provides for the reorganization of the Fund as a Delaware statutory trust	2,046,495	118,275	68,379	1,205,544
(2)	Approval of an Agreement and Plan of Merger that provides for Invesco High Yield Investments Fund, Inc. to merge with and into the Fund	2,020,314	152,014	60,821	1,205,544

27        Invesco Van Kampen High Income Trust II

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You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05769	VK-CE-HINC2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: November 8, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.